Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Schedule of stock
Changes in the composition of the share capital of CNH Industrial during 2019, 2018, and 2017 are as follows:

(number of shares)	CNH Industrial N.V. Common Shares	CNH Industrial N.V. Loyalty Program Special Voting Shares	Total CNH Industrial N.V. Shares
Total CNH Industrial N.V. shares at December 31, 2016	1,361,630,903	412,268,203	1,773,899,106
Capital increase	5,271,344	—	5,271,344
Common Stock Repurchase	(3,309,741)	—	(3,309,741)
Retirement of special voting shares	—	(23,361,513)	(23,361,513)
Total CNH Industrial N.V. shares at December 31, 2017	1,363,592,506	388,906,690	1,752,499,196
Capital increase	2,741,322	—	2,741,322
Common stock repurchases	(12,501,870)	—	(12,501,870)
Retirement of special voting shares	—	(181,066)	(181,066)
Total CNH Industrial N.V. shares at December 31, 2018	1,353,831,958	388,725,624	1,742,557,582
Capital increase	2,568,751	—	2,568,751
Common stock repurchases	(6,268,592)	—	(6,268,592)
Retirement of special voting shares	—	(774,458)	(774,458)
Total CNH Industrial N.V. shares at December 31, 2019	1,350,132,117	387,951,166	1,738,083,283